Long-Term Investments, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Long-Term Investments, Net [Abstract]
Schedule of Long-Term Investments, Net	Long-term investments, net consisted of the following:
	As of
	Ownership interest	September 30, 2024	Ownership interest	December 31, 2023

Marketable equity securities:
Investment C	0.00%*	$1,380	0.00%*	$595

Non-marketable equity securities:
Investment A	8.37%	5,887,322	8.37%	5,826,703
Investment B	3.63%	306,123	3.63%	342,000
Investment D	4.47%	17,751,016	4.47%	16,880,384
Investment E, related party	4.00%	525,097	4.00%	522,531
Investment F	—	—	4.00%	2,152,251
		24,469,558		25,723,869

Investment G under purchase option		6,028,100		—
Net carrying value		$30,499,038		$25,724,464
*	Less than 0.001%
Long-term investments, net consisted of the following:
	As of December 31,
	Ownership interest	2023	Ownership interest	2022

Marketable equity securities:
Investment C	0.00%*	$595	0.46%	$2,443,593

Non-marketable equity securities:
Investment A	8.37%	5,826,703	8.37%	5,717,678
Investment B	3.63%	342,000	3.63%	513,000
Investment D	4.47%#	16,880,384	4.92%	16,030,943
Investment E, related party	4.00%	522,531	4.00%	522,557
Investment F	4.00%	2,152,251	4.00%	11,805,589
Total		25,723,869		34,589,767

Net carrying value		$25,724,464		$37,033,360
*	Less than 0.001%
#	Decrease in percentage due to share dilution

Schedule of net is recorded as other income (expense)	Investment income (loss), net is recorded as other income (expense) in the Company’s unaudited condensed consolidated statements of operations and comprehensive loss, and consisted of the following:
As of
September 30, 2024
Input
Share price	$52.57
Risk-free interest rate	2.54%
Volatility	43.00%
Exercise price	$0.001
Warrant remaining life	5 years

Investment loss, net is recorded as other expense in the Company’s consolidated statements of operations and comprehensive loss, and consisted of the following:
	For the years ended December 31,
	2023	2022
Marketable equity securities:
Unrealized gain (loss) from the changes in fair value – Investment C	$272	$(5,330,652)
Realized gain from sale of Investment C	1,543,543	—

Non-marketable equity securities:
Unrealized (loss)/gains (including impairment) – Investment F	(9,922,184)	2,137,021
Unrealized (loss) (including impairment) – Investment B	(170,545)	(756,478)
Unrealized (loss) (including impairment) – Investment A	—	(6,142,071)
Dividend income	1,670,045	1,154,749
Investment loss, net	$(6,878,869)	$(8,937,431)

Schedule of Changes in Fair Value of Non-Market Equity Securities	The following table presents the movement of non-marketable equity securities as of September 30, 2024 and December 31, 2023:
	As of
	September 30, 2024	December 31, 2023
Balance at beginning of period/year	$25,723,869	$34,589,767
Additions	—	288,581
Disposal	(2,152,251)	—
Adjustments:
Downward adjustments	(37,678)	(10,092,729)
Foreign exchange adjustment	935,618	938,250
Balance at end of period/year	$24,469,558	$25,723,869
The following table presents the movement of non-marketable equity securities as of December 31, 2023 and 2022:
	As of December 31,
	2023	2022
Balance at beginning of year	$34,589,767	$25,496,534
Additions	288,581	16,228,690
Adjustments:
Upward adjustments	—	2,137,021
Downward adjustments (note)	(10,092,729)	(6,898,549)
Foreign exchange adjustment	938,250	(2,373,929)
Balance at end of year	$25,723,869	$34,589,767

Schedule of Cumulative Unrealized Gains and Losses	Cumulative unrealized gains and losses, included in the carrying value of the Company’s non-marketable equity securities:
	As of
	September 30, 2024	December 31, 2023

Downward adjustments (including impairment)	$(37,385,007)	$(37,347,329)
Upward adjustments	6,209,357	6,209,357
	$(31,175,650)	$(31,137,972)
Cumulative unrealized gains and losses, included in the carrying value of the Company’s non-marketable equity securities:
	As of December 31,
	2023	2022
Downward adjustments (including impairment)	$(37,347,329)	$(27,254,600)
Upward adjustments	6,209,357	6,209,357
Total	$(31,137,972)	$(21,045,243)

Schedule of Net is Recorded as Other Income (expense)	Investment income (loss), net is recorded as other income (expense) in the Company’s unaudited condensed consolidated statements of operations and comprehensive loss, and consisted of the following:
	For the three months ended September 30,
	2024	2023
Marketable equity securities:
Unrealized gain (loss) from the changes in fair value – Investment C	$404	$(11)

Non-marketable equity securities:
Unrealized loss (including impairment) – Investment F	—	(1,029,766)
Dividend income	—	236,870
Investment income (loss), net	$404	$(792,907)
	For the nine months ended September 30,
	2024	2023
Marketable equity securities:
Unrealized gain from the changes in fair value – Investment C	$778	$87
Realized gain from sale of Investment C	—	1,541,736

Non-marketable equity securities:
Unrealized loss (including impairment) – Investment B	(37,678)	—
Unrealized loss (including impairment) – Investment F	—	(2,457,537)
Dividend income	—	1,404,303
Investment (loss) income, net	$(36,900)	$488,589